Quarterly Report
November 30, 2024
MFS®  Low Volatility
Equity Fund
LVU-Q1

Portfolio of Investments
11/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace & Defense – 5.5%
CACI International, Inc., “A” (a)	11,438	$5,260,107
General Dynamics Corp.	7,260	2,061,913
Honeywell International, Inc.	10,012	2,332,095
Huntington Ingalls Industries, Inc.	10,144	2,007,701
Leidos Holdings, Inc.	12,425	2,055,095
Teledyne Technologies, Inc. (a)	19,770	9,593,590
		$23,310,501
Apparel Manufacturers – 0.4%
Skechers USA, Inc., “A” (a)	28,663	$1,829,273
Automotive – 0.5%
Lear Corp.	20,393	$1,995,251
Biotechnology – 0.5%
Biogen, Inc. (a)	13,017	$2,090,921
Broadcasting – 1.5%
Omnicom Group, Inc.	58,809	$6,164,359
Brokerage & Asset Managers – 0.7%
Cboe Global Markets, Inc.	13,141	$2,836,485
Business Services – 6.6%
Accenture PLC, “A”	28,416	$10,297,106
Cognizant Technology Solutions Corp., “A”	121,284	9,762,149
Fiserv, Inc. (a)	18,538	4,096,157
Insperity, Inc.	24,882	1,961,946
Verisk Analytics, Inc., “A”	6,664	1,960,615
		$28,077,973
Cable TV – 0.6%
Comcast Corp., “A”	57,343	$2,476,644
Chemicals – 0.4%
Eastman Chemical Co.	15,488	$1,621,903
Computer Software – 4.6%
Guidewire Software, Inc. (a)	9,924	$2,013,480
Intuit, Inc.	8,026	5,150,525
Microsoft Corp.	22,299	9,442,735
Tyler Technologies, Inc. (a)	4,816	3,030,083
		$19,636,823
Computer Software - Systems – 0.6%
NetApp, Inc.	21,723	$2,664,109
Construction – 1.3%
AvalonBay Communities, Inc., REIT	9,085	$2,138,155
Essex Property Trust, Inc., REIT	5,770	1,791,354
Stanley Black & Decker, Inc.	17,080	1,527,806
		$5,457,315

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 3.4%
Colgate-Palmolive Co.	45,317	$4,378,982
Kimberly-Clark Corp.	15,009	2,091,504
Procter & Gamble Co.	36,979	6,628,856
Reynolds Consumer Products, Inc.	55,028	1,523,725
		$14,623,067
Containers – 0.5%
Graphic Packaging Holding Co.	69,184	$2,081,746
Electrical Equipment – 5.8%
AMETEK, Inc.	14,084	$2,737,648
Amphenol Corp., “A”	161,563	11,737,552
TE Connectivity PLC	68,726	10,385,873
		$24,861,073
Electronics – 3.2%
Analog Devices, Inc.	25,810	$5,627,871
Corning, Inc.	138,244	6,728,335
NXP Semiconductors N.V.	6,131	1,406,267
		$13,762,473
Energy - Independent – 0.8%
EOG Resources, Inc.	12,781	$1,703,196
Phillips 66	11,915	1,596,372
		$3,299,568
Engineering - Construction – 0.5%
Jacobs Solutions, Inc.	13,862	$1,957,730
Food & Beverages – 4.2%
General Mills, Inc.	146,066	$9,678,333
Mondelez International, Inc.	30,676	1,992,406
PepsiCo, Inc.	38,792	6,340,553
		$18,011,292
Food & Drug Stores – 0.4%
Albertsons Cos., Inc., “A”	96,050	$1,906,592
Gaming & Lodging – 1.2%
Hilton Worldwide Holdings, Inc.	11,020	$2,792,909
Ryman Hospitality Properties, Inc., REIT	19,491	2,285,125
		$5,078,034
Health Maintenance Organizations – 1.6%
Cigna Group	7,811	$2,638,556
UnitedHealth Group, Inc.	6,628	4,044,405
		$6,682,961
Insurance – 8.6%
American International Group, Inc.	20,652	$1,587,726
Ameriprise Financial, Inc.	4,134	2,372,792
Aon PLC	6,534	2,558,322
Assurant, Inc.	17,195	3,904,984
Chubb Ltd.	20,671	5,968,338
Everest Group Ltd.	19,142	7,418,674
Hanover Insurance Group, Inc.	13,227	2,182,587
Hartford Financial Services Group, Inc.	29,160	3,595,720
MetLife, Inc.	19,414	1,712,897
Reinsurance Group of America, Inc.	14,029	3,204,224

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Voya Financial, Inc.	26,248	$2,178,584
		$36,684,848
Internet – 1.9%
Alphabet, Inc., “A”	47,230	$7,979,508
Machinery & Tools – 1.8%
Eaton Corp. PLC	15,393	$5,778,840
Wabtec Corp.	9,438	1,893,452
		$7,672,292
Major Banks – 0.9%
JPMorgan Chase & Co.	14,757	$3,685,118
Medical & Health Technology & Services – 3.0%
McKesson Corp.	20,012	$12,577,542
Medical Equipment – 2.8%
Abbott Laboratories	16,916	$2,009,113
Hologic, Inc. (a)	25,288	2,010,396
Medtronic PLC	51,602	4,465,637
STERIS PLC	16,402	3,593,022
		$12,078,168
Network & Telecom – 2.9%
Motorola Solutions, Inc.	24,966	$12,475,510
Other Banks & Diversified Financials – 3.8%
Mastercard, Inc., “A”	5,923	$3,156,604
Northern Trust Corp.	19,767	2,197,300
Popular, Inc.	16,907	1,679,879
Visa, Inc., “A”	29,440	9,275,955
		$16,309,738
Pharmaceuticals – 5.9%
AbbVie, Inc.	10,915	$1,996,681
Johnson & Johnson	67,575	10,474,801
Merck & Co., Inc.	79,988	8,129,980
Pfizer, Inc.	84,927	2,225,937
Vertex Pharmaceuticals, Inc. (a)	5,120	2,396,825
		$25,224,224
Pollution Control – 3.9%
Republic Services, Inc.	35,568	$7,764,494
Waste Connections, Inc.	26,564	5,112,773
Waste Management, Inc.	16,402	3,743,265
		$16,620,532
Printing & Publishing – 0.4%
Lamar Advertising Co., REIT	13,390	$1,794,528
Railroad & Shipping – 0.5%
CSX Corp.	57,064	$2,085,689
Real Estate – 1.8%
Essential Properties Realty Trust, REIT	54,976	$1,874,681
Federal Realty Investment Trust, REIT	15,680	1,829,072
NNN REIT, Inc.	44,069	1,938,155

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
W.P. Carey, Inc., REIT	32,770	$1,869,856
		$7,511,764
Real Estate - Storage – 0.6%
Public Storage, Inc., REIT	6,769	$2,355,950
Restaurants – 1.6%
Aramark	43,908	$1,786,617
McDonald's Corp.	16,213	4,799,210
		$6,585,827
Specialty Chemicals – 1.2%
Ecolab, Inc.	12,553	$3,122,810
RPM International, Inc.	15,587	2,163,164
		$5,285,974
Specialty Stores – 5.0%
AutoZone, Inc. (a)	1,918	$6,079,178
Home Depot, Inc.	6,440	2,763,597
O'Reilly Automotive, Inc. (a)	2,758	3,428,801
Walmart Stores, Inc.	98,026	9,067,405
		$21,338,981
Telecommunications - Wireless – 1.0%
American Tower Corp., REIT	8,242	$1,722,578
T-Mobile USA, Inc.	10,870	2,684,238
		$4,406,816
Trucking – 1.1%
J.B. Hunt Transport Services, Inc.	10,208	$1,930,435
Landstar System, Inc.	13,953	2,594,142
		$4,524,577
Utilities - Electric Power – 5.8%
Dominion Energy, Inc.	33,329	$1,958,079
DTE Energy Co.	22,275	2,801,750
Duke Energy Corp.	41,428	4,849,147
Edison International	41,920	3,678,480
Evergy, Inc.	47,434	3,065,659
Exelon Corp.	102,959	4,073,058
Xcel Energy, Inc.	60,351	4,379,069
		$24,805,242
Total Common Stocks		$422,428,921
Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 4.66% (v)	2,052,204	$2,052,409

Other Assets, Less Liabilities – 0.2%		650,674
Net Assets – 100.0%		$425,132,004
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,052,409 and $422,428,921, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$422,428,921	$—	$—	$422,428,921
Mutual Funds	2,052,409	—	—	2,052,409
Total	$424,481,330	$—	$—	$424,481,330
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended November 30, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$917,917	$13,831,794	$12,696,919	$(126)	$(257)	$2,052,409
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$18,190	$—